UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from December 1, 2007 to December 31, 2007
Commission File Number of issuing entity: 333-126628
National City Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of issuing entity: 333-126628-01
National City Credit Card Master Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-126628-02
National City Bank
(Exact name of depositor and sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
N/A
(I.R.S. Employer Identification No.)
1900 East 9th Street
Cleveland, OH
(Address of principal executive offices of the issuing entity)
44114-3484
(Zip Code)
(216) 222-2000
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Series 2005-1, Class A			X

Series 2005-1, Class B			X

Series 2005-1, Class C			X

Series 2006-1, Class A			X

Series 2006-1, Class B			X

Series 2006-1, Class C			X

Series 2007-1, Class A			X

Series 2007-1, Class B			X

Series 2007-1, Class C			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___
PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibits 99.1, 99.2, 99.3 and 99.4
PART II — OTHER INFORMATION

Item 2.	Legal Proceedings.
On January 10, 2008, a putative class action lawsuit was filed in the United States District Court for the Northern District of Ohio against National City Corporation, the members of its Board of Directors, the Administrative Committee for the National City Savings and Investment Plan and Shelley J. Seifert, a member of the Administrative Committee. The complaint alleges violations under ERISA relating to the plan and seeks unspecified money damages and equitable relief. At this stage of this lawsuit, it is not possible for management to assess the probability of a material adverse outcome, or the range of possible damages, if any.
On January 18, 2008, a shareholder derivative complaint was filed in the United States District Court for the Northern District of Ohio against certain current and former officers and directors of National City Corporation alleging breach of fiduciary duty, waste of corporate assets, unjust enrichment and violations of the Securities Exchange Act of 1934. The complaint seeks unspecified money damages and equitable relief. At this stage of the lawsuit, it is not possible for management to assess the probability of a material adverse outcome, or the range of possible damages, if any.
Item 9. Exhibits.

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders’ Statement
99.2	Series 2005-1 Schedule to Monthly Noteholders’ Statement
99.3	Series 2006-1 Schedule to Monthly Noteholders’ Statement
99.4	Series 2007-1 Schedule to Monthly Noteholders’ Statement

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

National City Credit Card Master Note Trust (issuing entity)

National City Credit Card Master Trust (issuing entity)

By: By:	NATIONAL CITY BANK, as Depositor and Servicer /s/ Russell A. Cronin, Jr. Name: Russell A. Cronin, Jr. Title: Senior Vice President
Dated: January 29, 2008

Exhibit Index

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders' Statement
99.2	Series 2005-1 Schedule to Monthly Noteholders' Statement
99.3	Series 2006-1 Schedule to Monthly Noteholders' Statement
99.4	Series 2007-1 Schedule to Monthly Noteholders' Statement